Old Westbury Large Cap Strategies Fund
Old Westbury Large Cap Strategies Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury Large Cap Strategies Fund Old Westbury Large Cap Strategies Fund
Management Fees	0.81%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.12%	[1]
[1]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | USD ($)	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 29, 2017, the smallest market capitalization in this group was $12.4 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund invests in securities the Adviser believes have potential for above average returns and active currency strategies. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, other investment companies, including exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options, swap contracts, and other derivative instruments, to increase or to hedge, or protect, its exposure to, for example, currency value fluctuations or movements in the securities markets. In addition, the Fund may engage in short sales. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing market countries. Fixed income securities held by the Fund may be of any maturity.

The Fund may employ a managed volatility equities strategy. Under such strategy, the Adviser seeks to achieve a low volatility portfolio by using a proprietary quantitative process that measures equity securities’ attractiveness by considering and weighting multiple factors relating to the market valuation, corporate management competence and security-specific components of an issuer. Under the managed volatility equities strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $1.0 billion.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser and sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, and other conditions. The value of an equity security can decline significantly in response to these conditions.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true: debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

Growth Style Investment Risk — Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short-term.

Value Style Investment Risk — Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

Quantitative Investment Strategy Risk — From time to time, a portion of the Fund may be managed using a quantitative process. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the MSCI ACWI Large Cap Index (Net). The Net version of the index reflects no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to November 16, 2011, the Fund was named the Old Westbury Non-U.S. Large Cap Fund and operated under a different investment strategy of investing at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization non-U.S. companies. Prior to July 29, 2008, the Fund was named the Old Westbury International Fund and operated under a different investment strategy of investing in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown below may not be representative of the performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 20.35% (quarter ended 9/30/2010) and the lowest return for a quarter was (21.36)% (quarter ended 9/30/2011).
Average Annual Total Returns (for the periods ended 12/31/2017)
Average Annual Returns - Old Westbury Large Cap Strategies Fund	1 Year	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	19.40%	10.68%	3.74%
After Taxes on Distributions | Old Westbury Large Cap Strategies Fund	17.80%	9.95%	3.33%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury Large Cap Strategies Fund	12.26%	8.41%	2.95%
MSCI ACWI Large Cap Index (Net) (reflects no deduction for fees, expenses or income taxes)	23.87%	10.71%	4.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.